Reconciliation of liabilities arising from financing activities - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Subordinated bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period		S/ 5,424,401	S/ 5,247,389
New issues		0	0
Amortization of principal		(977,009)	0
Exchange difference		(69,875)	201,001
Changes in fair value		421	(55,106)
Discontinuing of hedge		0	0	[1]
Others		9,805	31,117
Ending Period		4,387,743	5,424,401
Subordinated bonds | Amortized Cost
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period		5,424,401	2,257,516
New issues		0	0
Amortization of principal		(977,009)	0
Exchange difference		(69,875)	183,791
Changes in fair value		421	164
Discontinuing of hedge		0	2,951,813	[1]
Others		9,805	31,117
Ending Period		4,387,743	5,424,401
Subordinated bonds | Fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period		0	2,989,873
New issues		0	0
Amortization of principal		0	0
Exchange difference		0	17,210
Changes in fair value		0	(55,270)
Discontinuing of hedge		0	(2,951,813)	[1]
Others		0	0
Ending Period		0	0
Fair value hedge
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period		S/ 0	(34,290)
New issues			0
Amortization of principal			(9,245)
Exchange difference			(293)
Changes in fair value			31,185
Discontinuing of hedge	[1]		0
Others			12,643
Ending Period			S/ 0

[1]	During the first quarter of 2018, the Group discontinued the fair value hedge of certain liability bonds that were classified to fair value; as a result, these bonds were reclassified as financial liabilities at amortized cost. See explanation in Note 17(a).